Summary of Significant Accounting Policies - Schedule of Roll Forward of the Receivables (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Schedule of Roll Forward of The Receivables [Abstract]
Initial fair value of receivable	€ 8,489
Change in fair value during the period	(882)
Foreign currency translation adjustment	34
Fair Value as of December 31, 2025	€ 7,641